Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of capital
Shareholders' equity	CAD 2,166	CAD 2,247	CAD 2,935
Long-term debt	359	469
Ratios
Long-term debt	CAD 359	CAD 469
Senior debt to EBITDA	1.9	2.0
Total debt to EBITDA	1.9	2.0
Senior debt to capitalization	15.00%	17.00%
Total debt to capitalization	15.00%	17.00%
Priority debt to consolidated tangible assets	0.00%	0.00%
EBITDA	CAD 194	CAD 235
Total shareholders' equity	2,166	2,247	CAD 2,935
Total capitalization	2,535	2,722
Credit facility debt and senior notes [member]
Components of capital
Long-term debt	359	469
Ratios
Long-term debt	359	469
Letters of credit [member]
Components of capital
Long-term debt	10	6
Ratios
Long-term debt	10	6
Senior debt and total debt [member]
Components of capital
Long-term debt	369	475
Ratios
Long-term debt	CAD 369	CAD 475